Comprehensive Loss	9 Months Ended
Mar. 31, 2012
Comprehensive Loss
Comprehensive Loss

11. Comprehensive Loss

        The following table shows the computation of comprehensive loss:

	Fiscal Years Ended June 30,
			Nine Months Ended March 31, 2011	Nine Months Ended March 31, 2012
	2010	2011
				(unaudited)
	(in thousands)
Consolidated Net loss	$(2,741)	$(6,975)	$(4,329)	$(10,910)
Foreign currency translation adjustments	7	29	40	(18)

Total comprehensive loss	$(2,734)	$(6,946)	$(4,289)	$(10,928)

        Other comprehensive loss includes gains and (losses) on the translation of foreign currency denominated financial statements. Adjustments resulting from these translations are accumulated and reported as a component of other comprehensive income in stockholders' equity section of the balance sheets.